Approval of Consolidated Financial Statements	12 Months Ended
Dec. 31, 2023
Disclosure Of Information About Approval Of Consolidated Financial Statements [Abstract]
Approval of Consolidated Financial Statements
3 5 .	APPROVAL OF CONSOLIDATED FINANCIAL STATEMENTS
The consolidated financial statements were approved and authorized for issue by the Board of Directors on May 13, 2024.